Share Based Payments - Additional Information (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) OfferingPeriod	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements | shares		9,400,000		9,400,000		9,400,000
Stock options granted | shares		0	0	0	0	0	0
Share-based payments expense		$ 500,000	$ 600,000	$ 874,000	$ 1,109,000	$ 2,465,039	$ 1,386,533
Employee stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued payroll contribution		$ 48,000	$ 88,000	48,000	88,000	56,846	38,940
Equity-based compensation costs				$ 200,000	$ 200,000	$ 80,141	$ 43,579
Issuance of shares - private placement, shares | shares		391,574	300,121	391,574	300,121	804,314	460,809
Number of offering periods | OfferingPeriod	2
Purchase price of common stock	85.00%
Percentage of employee's compensation for payroll deduction	15.00%	15.00%		15.00%
Employee stock | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase price of common stock per offering	$ 10,000
Purchase price of common stock	$ 25,000
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options expiry period				10 years		10 years
Share based compensation not yet recognized		$ 2,800,000	$ 3,800,000	$ 2,800,000	$ 3,800,000	$ 3,188,418	$ 2,308,928
Share based compensation not yet recognized, weighted average period				2 years 1 month 28 days	2 years 2 months 4 days	2 years 7 days	1 year 10 months 24 days